Deferred income taxes and tax credit - Schedule of unrecognized temporary differences, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	$ 588,996	$ 448,059
Taxes losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	613,206	437,013
Unused R&D US tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	26,255	10,765
Deductible temporary differences related to the retirement benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	3,543	2,684
Deductible temporary differences related to IFRS 16
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	338	(39)
Offset of recognized temporary differences related to intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	(2,364)	(2,364)
Temporary difference related to investment in joint venture
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	(24,368)	0
Temporary difference related to convertible loan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	$ (27,614)	$ 0